Income Tax Expense - Schedule of Components of Income Tax Expense Benefit and Deferred Tax Assets and Liabilities (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
(a) Numerical reconciliation of income tax expense to prima facie tax payable
Loss before income tax expense	$ (27,864,014)	$ (51,860,307)	$ (13,444,392)	$ (13,430,174)
Tax at the Australian tax rate of 30% (2022: 25%)	(8,359,204)	(12,965,077)	(3,495,542)	(3,693,298)
Share based payments	1,087,931	3,153,550	1,152,043	1,393,333
Income inclusion - Scientific Research and Experimental Development ("SRED")	104,079	49,458
Unrealized foreign exchange gain	(7,459)	38,172
Borrowing costs	7,524	13,107	8,078	573,442
Other non-deductible amounts	68,801	727,362	41,930
Other non-assessable amounts		3,099	(29,054)	(104,823)
Difference in overseas tax rate	670,144	(560,684)	(34,381)	258,472
Adjustments for current tax of prior periods	(292,141)		(69,263)
Adjustment to deferred tax assets and liabilities for tax losses and temporary differences not recognized	6,720,325	9,541,013	2,426,189	1,572,874
Income tax expense / (benefit)	0	0	0	0
(b) Tax losses
Unused tax losses for which no deferred tax asset has been recognized	82,326,319	85,249,412	29,859,509	16,008,098
Potential tax benefit	24,697,896	21,312,383	7,763,472	$ 4,402,227
Deferred tax: Share issue costs	0	0	0
(d) Deferred tax assets
Tax losses	24,697,896	21,312,353	7,464,877
Exploration and evaluation assets	522,068	545,211	698,209
Business capital costs	2,143,430	1,733,648	1,158,716
Intangible assets & property, plant and equipment	0	0	0
Loss on equity investment securities	4,759,740	2,055,471	0
Right of use asset	79,151	58,650	196,284
Unrealized exchange loss on borrowings	433,514	213,791	23,319
Accrued expenses	307,811	468,644	238,363
Other	19,686	330,510	302,081
Total deferred tax assets	32,963,296	26,718,278	10,081,849
Set-off of deferred tax liabilities pursuant to set-off provisions	(2,913,574)	(1,495,735)	(1,012,471)
Deferred tax assets not recognized	(30,049,722)	(25,222,543)	(9,069,378)
Net deferred tax assets	0	0	0
(e) Deferred tax liabilities
Prepayments	(215,967)		(123,659)
Property, plant and equipment	(2,031,711)	(1,144,588)	(888,812)
Unrealized exchange loss on borrowings	(665,896)	(351,147)
Total deferred tax liabilities	(2,913,574)	(1,495,735)	(1,012,471)
Set-off of deferred tax liabilities pursuant to set-off provisions	2,913,574	1,495,735	1,012,471
Net deferred tax liabilities	$ 0	$ 0	$ 0